Underwriting Information	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Underwriting Information
Underwriting Information

12. Underwriting information

The Company has a single reportable segment and offers primarily earthquake, wind, and flood insurance products. Gross written premiums (GWP) by product are presented below:

	Three Months Ended June 30,				Six Months Ended June 30,
	2019		2018		2019		2018
	($ in thousands)				($ in thousands)
		% of		% of		% of		% of
	Amount	GWP	Amount	GWP	Amount	GWP	Amount	GWP
Product
Residential Earthquake	$29,987	51.4%	$19,872	53.2%	$59,294	52.8%	$36,624	51.4%
Specialty Homeowners	8,646	14.8%	7,579	20.3%	16,426	14.6%	14,215	19.9%
Commercial Earthquake	8,085	13.8%	4,382	11.7%	14,618	13.0%	10,080	14.1%
Commercial All Risk	7,288	12.5%	2,982	8.0%	14,852	13.2%	6,049	8.5%
Hawaii Hurricane	2,675	4.6%	2,012	5.4%	4,750	4.2%	3,516	4.9%
Flood	1,271	2.2%	515	1.4%	2,043	1.8%	870	1.2%
Other	394	0.7%	—	—%	394	0.4%	—	—%
Total Gross Written Premiums	$58,346	100%	$37,342	100%	$112,377	100%	$71,354	100%

Gross written premiums by state are as follows:

	Three Months Ended June 30,				Six Months Ended June 30,
	2019		2018		2019		2018
	($ in thousands)				($ in thousands)
		% of		% of		% of		% of
	Amount	GWP	Amount	GWP	Amount	GWP	Amount	GWP
State
California	$32,306	55.4%	$19,699	52.8%	$62,754	55.8%	$37,426	52.4%
Texas	11,000	18.8%	8,159	21.8%	21,439	19.1%	15,846	22.2%
Hawaii	2,921	5.0%	2,012	5.4%	5,013	4.5%	3,517	4.9%
Washington	1,926	3.3%	1,055	2.8%	3,520	3.1%	2,067	2.9%
South Carolina	1,686	2.9%	803	2.2%	3,355	3.0%	1,646	2.3%
Oregon	1,671	2.9%	1,343	3.6%	3,126	2.8%	2,394	3.4%
Illinois	1,204	2.1%	1,137	3.0%	2,254	2.0%	2,181	3.1%
Other	5,632	9.6%	3,134	8.4%	10,916	9.7%	6,277	8.8%
Total Gross Written Premiums	$58,346	100%	$37,342	100%	$112,377	100%	$71,354	100%

19. Underwriting Information

The Company has a single reportable segment and offers primarily earthquake, wind, and flood insurance products. Gross written premiums (GWP) by product are presented below:

	Years ended December 31,
	2018		2017		2016
	($ in thousands)
	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
Product
Residential Earthquake	$81,679	52.7%	$57,328	47.7%	$32,662	39.7%
Specialty Homeowners	27,680	17.9%	26,516	22.0%	24,389	29.6%
Commercial Earthquake	20,946	13.5%	23,079	19.2%	20,580	25.0%
Commercial All Risk	14,338	9.3%	7,321	6.1%	1,784	2.2%
Hawaii Hurricane	8,128	5.2%	5,323	4.4%	2,872	3.5%
Flood	2,120	1.4%	667	0.6%	—	—
Total Gross Written Premium	$154,891	100%	$120,234	100%	$82,287	100%

Gross Written premiums by state are as follows:

	Years ended December 31,
	2018		2017		2016
	Amount	% of GWP	Amount	% of GWP	Amount	% GWP
	($ in thousands)
State
California	$82,119	53.0%	$64,231	53.4%	$44,999	54.7%
Texas	32,568	21.0%	29,273	24.4%	25,286	30.7%
Hawaii	8,128	5.2%	5,323	4.4%	2,872	3.5%
Illinois	4,403	2.8%	4,854	4.0%	332	0.4%
Oregon	5,286	3.4%	4,250	3.6%	3,278	4.0%
Washington	5,658	3.7%	2,803	2.3%	1,513	1.8%
South Carolina	3,208	2.1%	1,706	1.4%	674	0.8%
Oklahoma	1,261	0.8%	1,302	1.1%	1,030	1.3%
All Other States	12,260	8.0%	6,492	5.4%	2,303	2.8%
	$154,891	100%	$120,234	100%	$82,287	100%

The Company distributes a significant portion of its Residential Earthquake, Commercial Earthquake, Specialty Homeowners and Hawaii Hurricane products through longstanding relationships with two program administrators. Each of the four products managed by the program administrators operates as a separate program that is governed by an independent, separately negotiated agreement with unique terms and conditions, including geographic scope, key men provisions, economics and exclusivity. These programs also feature separate managerial oversight and leadership, policy administration systems and retail agents originating policies. In total, these four programs accounted for $104.9 million or 67.7% of the Company’s gross written premiums for the year ended December 31, 2018, $85.8 million or 71.3% of the Company’s gross written premiums for the year ended December 31, 2017, and $62.9 million or 76.5% of the Company’s gross written premiums for the year ended December 31, 2016.